INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]
	December 31,
	2012	2013

Raw materials	$7,684	$5,931
Finished products	9,113	7,880

	$16,797	$13,811